Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate Owned [Abstract]
Real estate owned

Real estate owned consisted of the following:

SUMMARY OF REAL ESTATE OWNED

December 31,	2012	2011
Commercial properties	$5,382	$1,777
Residential properties	696	1,683
Bank properties	1,395	1,560

Total	$7,473	$5,020

Summary of real estate owned activity

SUMMARY OF REAL ESTATE OWNED ACTIVITY

	Underlying Property
At or for the year ended December 31, 2012	Commercial Properties	Residential Properties	Bank Properties	Total
Balance, beginning of year	$1,777	$1,683	$1,560	$5,020
Transfers into real estate owned	6,000	315	1,365	7,680
Transfers into operations	—	—	—	—
Sale of real estate owned	(1,956)	(1,153)	(797)	(3,906)
Write down of real estate owned	(439)	(149)	(733)	(1,321)

Balance, end of year	$5,382	$696	$1,395	$7,473

Summary of real estate owned expenses, net

Expenses applicable to real estate owned include the following:

REAL ESTATE OWNED EXPENSES, NET

Years Ended December 31,	2012	2011	2010
Net (gain) loss on sales of real estate	$345	$(26)	$(18)
Write-down of real estate owned	1,433	667	383
Operating expenses, net of rental income	580	545	436

Total	$2,358	$1,186	$801